Investments in associates and joint ventures (Details Narrative1) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 ARS ($) $ / shares	Jun. 30, 2022 ARS ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2022 USD ($) $ / shares shares
Statement [Line Items]
Interests in negative equity | $	$ (8,000,000)			$ (23,000,000)
BHSA [Member]
Statement [Line Items]
Investment in associates	$ 25,676,000,000	$ 25,676,000,000			$ 20,868
Market price per share | $ / shares		$ 7.78
Discount actual dividend flows	18.51%		15.64%
Employee compensation plan | shares					2,683.1
Interest excluding the treasury stock	29.91%
Discount rate reduction value | $	$ 1,741,000,000		$ 1,638,000,000
Treasury stock, shares | $ / shares					$ 25.2